Contract liabilities - Schedule of contract liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Related party balances and transactions
Contract liabilities, current and non-current	¥ 341,633	¥ 603,523
Revenue recognized from contract liabilities	321,215	364,004	¥ 159,371
Transaction price allocated to the performance obligation	341,633	603,523
Nonrelated Party
Related party balances and transactions
Contract liabilities, current	621	4,706		$ 87
Contract liabilities, non-current	2	70		0
Related Party
Related party balances and transactions
Contract liabilities, current	207,017	316,667		29,158
Contract liabilities, non-current	¥ 133,993	¥ 282,080		$ 18,873